RELATED PARTY TRANSACTIONS - Schedule of Current Portion of Amounts Due to Affiliated Companies Arising from Construction and Renovation Works Performed (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 1,668	$ 1,523
Melco International and its subsidiaries [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	1,656	1,088
Other [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 12	$ 435